Stock-based Compensation - Summary Of Restricted Stock Option Activity (Detail) - 2017 Amended Equity Incentive Plan [Member] - Restricted stock units [Member] - Bird Rides [Member] - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Beginning Balance	804,294	1,242,999
Number of Shares, Vested	(438,705)	(438,705)
Number of Shares, Ending Balance	365,589	804,294
Number of Shares, Vested at December 31, 2020	1,433,847
Aggregate intrinsic value, Outstanding	$ 768	$ 2,558	$ 6,165
Aggregate intrinsic value, Vested at December 31, 2020	$ 3,011
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0.19	$ 0.19
Weighted Average Grant Date Fair Value, Vested	0.19	0.19
Weighted Average Grant Date Fair Value, Ending Balance	0.19	$ 0.19
Weighted Average Grant Date Fair Value, Vested at December 31, 2020	$ 0.19